Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
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Date of authorisation for issue of financial statements	Feb. 18, 2025
Number of reportable segment | Segment	1
Percentage of entity revenue	5.00%
Other long term employee benefits or post employment obligations	$ 0
Description of vesting requirements for share based payment arrangement	vest based on the non-market
IAS 29 Financial Reporting In Hyperinflationary Economies [Member]
Text Block [Line Items]
Gains losses on net monetary position	$ 6,908,000	$ 19,369,000	$ 5,175,000
Level of price index	117.7	211.4
Bottom of Range [member]
Text Block [Line Items]
Description of vesting requirements for share based payment arrangement	five years
Bottom of Range [member] | IAS 29 Financial Reporting In Hyperinflationary Economies [Member]
Text Block [Line Items]
Level of price index for last three years	100
Customer Relationship and Intellectual Property [Member]
Text Block [Line Items]
Amortisation method, Intangible assets other than goodwill	8
Computer Software [member] | Bottom of Range [member]
Text Block [Line Items]
Amortisation method, Intangible assets other than goodwill	5
Computer Software [member] | Top of Range [member]
Text Block [Line Items]
Amortisation method, Intangible assets other than goodwill	10